DEBT (Details) (USD $)	3 Months Ended			0 Months Ended
	Mar. 27, 2015		Mar. 28, 2014	Dec. 30, 2014	Dec. 26, 2014		Sep. 07, 2012
Debt Instrument [Line Items]
Total debt	$ 827,755,000				$ 785,599,000
Less: Current portion	3,500,000				83,500,000
Long-term debt	824,255,000				702,099,000
Partial redemption of HoldCo Notes	80,000,000		0
Loss on extinguishment of debt, net	6,655,000		4,153,000
Tender premiums and expenses related to debt extinguishments	(4,100,000)
Loss on extinguishment of debt, non-cash benefit, write-off of unamortized deferred debt financing costs	(2,612,000)		(3,465,000)
HoldCo Notes [Member]
Debt Instrument [Line Items]
Debt, face amount							365,000,000
Debt Instrument, Redemption Price, Percentage				105.00%
Revolving Credit Facility [Member] | ABL Facility [Member]
Debt Instrument [Line Items]
Total debt	197,000,000				74,000,000
Letters of credit outstanding, amount	10,200,000				11,300,000
Secured Debt [Member] | Term Loan Facility [Member]
Debt Instrument [Line Items]
Total debt	345,755,000	[1]			346,599,000	[1]
Unamortized original issue discount	700,000				800,000
Line of credit facility, remaining borrowing capacity	105,600,000				209,700,000
Senior Notes [Member] | HoldCo Notes [Member]
Debt Instrument [Line Items]
Total debt	$ 285,000,000				$ 365,000,000

[1]	he Term Loan Facility included an unamortized original issue discount of $0.7 million and $0.8 million as of March 27, 2015 and December 26, 2014, respectively.